American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
February 28, 2022

International Opportunities - Schedule of Investments
FEBRUARY 28, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Australia — 6.9%
carsales.com Ltd.	323,479	4,893,411
Cleanaway Waste Management Ltd.	758,270	1,530,320
Corporate Travel Management Ltd.(1)	420,584	6,706,974
IDP Education Ltd.	224,648	4,344,600
IGO Ltd.	726,462	5,827,955
Lynas Rare Earths Ltd.(1)	981,483	7,429,183
NEXTDC Ltd.(1)	435,242	3,404,671
OZ Minerals Ltd.	361,451	6,756,823
Pinnacle Investment Management Group Ltd.(2)	196,835	1,483,090
		42,377,027
Brazil — 4.3%
Embraer SA, ADR(1)(2)	399,352	5,503,071
Multiplan Empreendimentos Imobiliarios SA	1,647,500	6,955,648
Petro Rio SA(1)	1,476,000	7,504,107
Santos Brasil Participacoes SA	2,511,100	3,137,460
TOTVS SA	541,800	3,476,146
		26,576,432
Canada — 13.3%
Altus Group Ltd.	137,727	5,337,397
Aritzia, Inc.(1)	113,201	4,303,871
ATS Automation Tooling Systems, Inc.(1)	127,335	4,937,685
BRP, Inc.	21,724	1,556,929
Capstone Mining Corp.(1)	1,010,269	5,236,661
Colliers International Group, Inc. (Toronto)	47,798	6,563,504
Descartes Systems Group, Inc. (The)(1)	44,983	3,205,416
Kinaxis, Inc.(1)	35,653	4,087,367
Laurentian Bank of Canada	90,549	3,041,160
Linamar Corp.	140,847	7,355,158
Nuvei Corp.(1)	40,311	2,188,484
Parex Resources, Inc.	37,900	835,744
Stantec, Inc.	157,552	7,829,744
TFI International, Inc.	67,858	7,073,293
Tricon Residential, Inc. (Toronto)	529,080	7,864,195
Whitecap Resources, Inc.	1,331,296	10,156,712
		81,573,320
China — 0.8%
China Yongda Automobiles Services Holdings Ltd.	4,228,500	4,933,399
Denmark — 3.6%
ALK-Abello A/S(1)	15,690	6,004,102
Jyske Bank A/S(1)	152,844	8,286,231
Royal Unibrew A/S	73,269	7,768,000
		22,058,333
Finland — 1.4%
Metso Outotec Oyj	797,464	6,718,283
QT Group Oyj(1)	15,904	1,952,477
		8,670,760
France — 5.0%
Alten SA	34,666	5,233,793

APERAM SA	105,303	5,896,143
Elis SA(1)	349,976	5,601,810
Gaztransport Et Technigaz SA	63,711	6,046,765
OVH Groupe SAS(1)(2)	253,126	6,304,689
SOITEC(1)	9,766	1,582,284
		30,665,484
Germany — 5.5%
Befesa SA	104,490	7,276,942
CTS Eventim AG & Co. KGaA(1)	90,191	6,284,770
Dermapharm Holding SE	44,184	3,220,289
Eckert & Ziegler Strahlen- und Medizintechnik AG	42,344	3,114,895
HUGO BOSS AG	146,787	8,957,235
K+S AG(1)	199,404	5,115,146
		33,969,277
Hong Kong — 0.4%
Samsonite International SA(1)	1,204,200	2,696,297
India — 5.5%
Indraprastha Gas Ltd.	403,081	1,863,668
Max Healthcare Institute Ltd.(1)	1,552,906	7,744,974
Prestige Estates Projects Ltd.	828,502	5,026,635
Varun Beverages Ltd.	689,117	8,669,574
WNS Holdings Ltd., ADR(1)	129,443	10,695,875
		34,000,726
Israel — 2.7%
Inmode Ltd.(1)	98,389	4,200,226
Kornit Digital Ltd.(1)	35,470	3,363,620
Nova Ltd.(1)	85,961	9,006,994
		16,570,840
Italy — 2.0%
Autogrill SpA(1)(2)	931,228	7,046,040
Brembo SpA	440,394	5,198,368
		12,244,408
Japan — 14.7%
Asics Corp.	325,300	6,515,304
BayCurrent Consulting, Inc.	15,000	5,998,401
Food & Life Cos. Ltd.	57,600	1,917,333
GMO Financial Gate, Inc.	24,000	2,999,163
IHI Corp.	265,200	6,137,485
Insource Co. Ltd.	287,000	4,939,959
Jeol Ltd.	68,500	3,994,672
JMDC, Inc.(1)	125,200	6,948,697
JTOWER, Inc.(1)	18,800	679,085
Menicon Co. Ltd.	174,600	4,567,876
Nabtesco Corp.	116,900	3,239,946
Nextage Co. Ltd.	416,800	8,950,161
Nifco, Inc.	160,900	4,575,350
Nippon Gas Co. Ltd.	355,200	5,344,716
Open House Group Co. Ltd.	95,700	4,351,399
Tokyo Ohka Kogyo Co. Ltd.	50,500	3,220,026
Ushio, Inc.	361,100	5,899,373
Visional, Inc.(1)	61,800	4,518,769
West Holdings Corp.	149,400	5,641,418
		90,439,133
Malaysia — 0.2%
CTOS Digital Bhd	3,464,700	1,315,185

Mexico — 1.6%
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	323,509	6,175,787
Regional SAB de CV	564,854	3,354,484
		9,530,271
Netherlands — 4.7%
AMG Advanced Metallurgical Group NV	80,930	3,205,870
ASR Nederland NV	157,800	6,820,270
Basic-Fit NV(1)	114,466	5,223,267
BE Semiconductor Industries NV	82,485	7,045,962
OCI NV(1)	230,381	6,530,432
		28,825,801
Norway — 0.4%
Bakkafrost P/F	31,801	2,161,096
Poland — 1.1%
Bank Polska Kasa Opieki SA	246,171	6,753,459
South Korea — 1.0%
Chunbo Co. Ltd.	17,443	4,167,419
Osstem Implant Co. Ltd.	19,844	1,648,619
		5,816,038
Sweden — 3.9%
AddTech AB, B Shares	317,802	5,218,171
Fortnox AB	530,310	2,100,832
Lifco AB, B Shares	120,327	2,735,219
Nordic Entertainment Group AB, B Shares(1)	41,422	1,406,647
Scandic Hotels Group AB(1)(2)	1,203,582	5,309,597
Trelleborg AB, B Shares	277,907	5,583,713
Vitrolife AB	40,179	1,345,772
		23,699,951
Switzerland — 1.5%
Comet Holding AG	12,130	3,684,375
PolyPeptide Group AG(1)	36,567	3,247,051
SIG Combibloc Group AG	113,175	2,539,833
		9,471,259
Taiwan — 8.1%
Airtac International Group	163,131	5,426,078
ASPEED Technology, Inc.	59,000	5,798,815
Chailease Holding Co. Ltd.	879,261	7,979,742
Makalot Industrial Co. Ltd.	751,000	5,932,627
Nien Made Enterprise Co. Ltd.	120,000	1,555,651
Parade Technologies Ltd.	73,000	5,040,041
Pegavision Corp.	377,000	5,948,729
Sinbon Electronics Co. Ltd.	568,000	5,460,570
Wiwynn Corp.	184,000	6,571,670
		49,713,923
United Kingdom — 10.5%
Auction Technology Group plc(1)	205,680	2,666,430
Britvic plc	340,245	3,902,562
Computacenter plc	132,665	4,856,045
Diploma plc	97,476	3,458,949
Electrocomponents plc	602,053	7,941,831
Endava plc, ADR(1)	45,244	6,025,596
Future plc	104,053	3,681,912
Greggs plc	88,070	3,028,236
Hays plc	1,158,507	2,108,253
Intermediate Capital Group plc	128,059	2,935,026

JET2 plc(1)	176,617	3,013,163
Marks & Spencer Group plc(1)	641,990	1,496,320
S4 Capital plc(1)	717,145	4,475,089
Tritax Big Box REIT plc	3,040,840	9,581,285
Watches of Switzerland Group plc(1)	339,224	5,434,740
		64,605,437
TOTAL COMMON STOCKS (Cost $570,053,171)		608,667,856
EXCHANGE-TRADED FUNDS — 0.1%
Schwab International Small-Cap Equity ETF(2) (Cost $311,853)	8,079	303,932
SHORT-TERM INVESTMENTS — 2.5%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	23,020	23,020
State Street Navigator Securities Lending Government Money Market Portfolio(3)	11,047,027	11,047,027
		11,070,047
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.25% - 2.75%, 9/30/25 - 11/15/42, valued at $1,275,666) in a joint trading account at 0.03%, dated 2/28/22, due 3/1/22 (Delivery value $1,246,860)		1,246,859
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 5/15/51, valued at $3,391,596) at 0.02%, dated 2/28/22, due 3/1/22 (Delivery value $3,325,002)		3,325,000
		4,571,859
TOTAL SHORT-TERM INVESTMENTS (Cost $15,641,906)		15,641,906
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $586,006,930)		624,613,694
OTHER ASSETS AND LIABILITIES — (1.7)%		(10,468,392)
TOTAL NET ASSETS — 100.0%		$614,145,302

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.8%
Consumer Discretionary	17.7%
Information Technology	16.4%
Materials	9.0%
Health Care	8.5%
Real Estate	6.8%
Financials	6.6%
Energy	4.0%
Consumer Staples	3.9%
Communication Services	3.3%
Utilities	2.1%
Exchange-Traded Funds	0.1%
Short-Term Investments	2.5%
Other Assets and Liabilities	(1.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $12,145,807. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $12,894,890, which includes securities collateral of $1,847,863.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	5,503,071	21,073,361	—
Canada	2,188,484	79,384,836	—
India	10,695,875	23,304,851	—
Israel	16,570,840	—	—
Mexico	6,175,787	3,354,484	—
United Kingdom	6,025,596	58,579,841	—
Other Countries	—	375,810,830	—
Exchange-Traded Funds	303,932	—	—
Short-Term Investments	11,070,047	4,571,859	—
	58,533,632	566,080,062	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.